Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Types of services or goods	R$ 2,875,913	R$ 2,329,057	R$ 1,719,371
Tuition fees	2,640,598	2,131,776	1,559,094
Other	235,315	197,281	160,277
Timing of revenue recognition	2,875,913	2,329,057	1,719,371
Transferred over time	2,821,251	2,273,578	1,640,889
Transferred at a point in time	54,662	55,479	78,482
Undergrad [member]
IfrsStatementLineItems [Line Items]
Types of services or goods	2,511,018	2,037,889	1,498,408
Tuition fees	2,494,121	2,023,128	1,486,111
Other	16,897	14,761	12,297
Timing of revenue recognition	2,511,018	2,037,889	1,498,408
Transferred over time	2,494,121	2,024,373	1,486,111
Transferred at a point in time	16,897	13,516	12,297
Continuing Education [member]
IfrsStatementLineItems [Line Items]
Types of services or goods	146,827	108,806	72,983
Tuition fees	146,477	108,648	72,983
Other	350	158
Timing of revenue recognition	146,827	108,806	72,983
Transferred over time	146,827	108,806	72,983
Transferred at a point in time
Digital Services [member]
IfrsStatementLineItems [Line Items]
Types of services or goods	229,285	189,984	151,958
Tuition fees
Other	229,285	189,984	151,958
Timing of revenue recognition	229,285	189,984	151,958
Transferred over time	191,520	145,939	81,795
Transferred at a point in time	37,765	44,045	70,163
Elimination (inter-segment transactions) [member]
IfrsStatementLineItems [Line Items]
Types of services or goods	(11,217)	(7,622)	(3,978)
Tuition fees
Other	(11,217)	(7,622)	(3,978)
Timing of revenue recognition	(11,217)	(7,622)	(3,978)
Transferred over time	(11,217)	(5,540)
Transferred at a point in time		R$ (2,082)	R$ (3,978)